Other non-current assets (Tables)	12 Months Ended
Aug. 31, 2020
Other non-current assets
Schedule of other non-current assets

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$

Rental deposits	108,408	122,968	17,958
Prepayment for long-term investments	111,469	17,383	2,539
Due from third parties(a)	246,705	444,200	64,871
Deferred assets	44,012	54,341	7,936
Others	103	—	—
	510,697	638,892	93,304
(a)	Due from third parties primarily consisted of loans of RMB237,980 and RMB357,040 (US$52,142) provided to a third party during the year ended August 31, 2019 and 2020, respectively.